LOANS - Loan portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Loan portfolio | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125	$ 186,203,770	$ 188,313,361
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	63,383,527	72,080,213
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	45,832,545	46,310,815
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	29,389,702	26,622,937
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	54,050,169	55,122,160
Loans to corporate entities [member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	105,824,421	110,756,010
Loans to corporate entities [member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	110,086,500	116,119,698
Commercial lending portfolio [member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	104,047,053	110,051,750
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643	107,047,817	104,775,099
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	49,278,231	59,494,116
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	29,694,500	30,333,667
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	15,860,292	13,675,325
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	13,475,961	11,911,535
Interbank and overnight funds [member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,777,368	704,260
Interbank and overnight funds [member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055	392,607	5,967,743
Interbank and overnight funds [member] | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055
Consumer | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	56,791,437	57,810,307
Consumer | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325	59,999,611	59,419,444
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	11,207,153	10,887,363
Consumer | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	14,398,577	14,549,074
Consumer | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	11,566,323	11,342,281
Consumer | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	23,284,160	25,197,607
Mortgage | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	21,609,555	21,562,412
Mortgage | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727	18,486,206	17,883,355
Mortgage | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	1,119,825	990,277
Mortgage | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	1,739,368	1,427,865
Mortgage | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	1,963,065	1,605,095
Mortgage | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	17,289,452	18,012,490
Microcredit | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	560	757
Microcredit | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,520	4,375	$ 277,529	$ 267,720
Microcredit | Financial assets at amortised cost, category | Gross carrying amount | Up to 1 year
Disclosure of financial assets [line items]
Financial assets	802	3,402
Microcredit | Financial assets at amortised cost, category | Gross carrying amount | From 1 to 3 years
Disclosure of financial assets [line items]
Financial assets	100	209
Microcredit | Financial assets at amortised cost, category | Gross carrying amount | From 3 to 5 years
Disclosure of financial assets [line items]
Financial assets	22	236
Microcredit | Financial assets at amortised cost, category | Gross carrying amount | More than 5 years
Disclosure of financial assets [line items]
Financial assets	$ 596	$ 528